Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses
Accretion	$ 4,184,390	$ 445,190
Amortization and depreciation	1,679,471	380,336
General administrative costs	4,916,760	4,914,547
Impairment of mineral properties	1,537,822
Professional fees	6,770,793	2,203,163
Promotion and shareholder communication	184,579	287,887
Travel	410,242	312,236
Transfer agent and filing fees	944,817	322,792
Staff costs	10,675,267	4,130,741
Stock option expense	4,538,747	5,744,655
Loss from operations	(35,842,888)	(18,741,547)
Foreign exchange (loss)	(2,210,492)	(58,456)
Gain (loss) on change in asset retirement obligation estimate	221,185	(157,227)
Gain on divestment of mineral properties	10,091,565	1,624,049
Gain on sale of uranium investment	2,575,500	35,000
Interest expense	(3,532,029)	(2,556)
Interest income	393,347	406,132
Loss on investment in associates		(586,900)
Loss on write-off of sales tax recoverable		(91,289)
Unrealized gain on marketable securities	5,917,835	1,057,405
Net loss for the year	(22,385,977)	(16,515,389)
Currency translation adjustment of subsidiaries	2,414,123	(665,809)
Comprehensive loss for the year	$ (19,971,854)	$ (17,181,198)
Weighted average number of common shares outstanding
- basic # (in Shares)	144,043,709	105,529,292
- diluted # (in Shares)	144,043,709	105,529,292
Basic and diluted loss per share $ (in Dollars per share)	$ (0.16)	$ (0.16)
Diluted loss per share $ (in Dollars per share)	$ (0.16)	$ (0.16)